Commitments (Tables)	12 Months Ended
Jun. 30, 2025
Commitments [Abstract]
Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements	Expenditure commitments relating to these, and intellectual property license agreements are payable as follows:

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Within one year	85	27,383	12,633
After one year but not more than five years	60	3,504	12,302
After more than five years	—	15	30
	145	30,902	24,965

Summary of Expenditure Commitments Payable
(ii)
Commercial commitments

The Group has entered into commercial agreements with various third parties in respect of services for preparation of OPT‑302 for launch and pre‑marketing phase. Expenditure commitments relating to these activities are payable as follows:

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Within one year	—	63	47
After one year but not more than five years	—	—	—
After more than five years	—	—	—
	—	63	47